Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
20 Equity

a. Share capital

As of December 31, 2023, the subscribed and paid-up capital consists of 1,115,212,490 common shares with no par value (1,115,173,080 as of December 31, 2022), and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to vote at Shareholders’ Meetings.

On April 19, 2023 the Ordinary General Meeting approved the increase in the Company's capital in the total amount of R$ 1,450,000, without the issuance of shares, through the incorporation into the share capital of part of the amounts recorded in the statutory reserve for investments, of R$ 567,425, and amounts recorded in the legal reserve, of R$ 882,575.

As of December 31, 2023, there were 52,197,033 common shares outstanding abroad in the form of ADRs (58,895,761 shares as of December 31, 2022 and 50,374,275 shares as of December 31, 2021).

b. Equity instrument granted

The Company has a share-based incentive plan that establishes the general terms and conditions for the concession of common shares issued by the Company held in treasury (see note 8.c). As of December 31, 2023, the balance of treasury shares granted with right of use was 9,515,384 common shares (6,184,427 as of December 31, 2022).

c. Treasury shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

As of December 31, 2023, the balance was R$ 470,510 (R$ 479,674 as of December 31, 2022) and 16,195,439 common shares (19,974,556 as of December 31, 2022 and 23,756,393 as of December 31, 2021) were held unrestricted in the Company's treasury, acquired at an average cost of R$ 18.30.

The balance of treasury shares as of December 31, 2023 is as follows (in number of shares):

	12/31/2023	12/31/2022
Balance of unrestricted shares held in treasury	16,195,439	19,974,556
Balance of treasury shares granted with right of use (see note 20.b)	9,515,384	6,184,427
Total balance of treasury shares as of December 31, 2023	25,710,823	26,158,983

d. Revaluation reserve

The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

e. Profit reserves

e.1 Legal reserve

Under Brazilian Corporate Law the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of share capital. As of December 31, 2023, the legal reserve totaled R$ 121,990 (R$ 882,575 as of December 31, 2022). This reserve may be used to increase capital or to absorb losses but may not be distributed as dividends.

e.2 Investments statutory reserve

In compliance with Article 194 of the Brazilian Corporate Law and Article 54 of the Bylaws, this reserve is aimed to protect the integrity of the Company’s assets and to supplement its share capital, in order to allow new investments to be made. As provided for in its bylaws, the Company may allocate up to 75% of the annual net income, after deducting the legal reserve, to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 6,267,569 as of December 31, 2023 (R$ 5,228,561 as of December 31, 2022).

f. Accumulated other comprehensive income and cumulative translation adjustments

f.1 Other comprehensive income

(i)	Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “Accumulated other comprehensive income”. Gains and losses are reclassified to initial cost of non-financial assets recognized in the statement of income at the moment of paid-off of the hedge instrument.
(ii)	Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the heading “Accumulated other comprehensive income”. Gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods
(iii)	The Company also recognizes in this item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balance and changes in Accumulated other comprehensive income of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial investments	Actuarial gain/(loss) of post-employment benefits (ii)	Non-controlling shareholders interest change (iii)	Others	Total
Balance as at December 31, 2020	(609,277)	269	(53,351)	197,369	-	(464,990)
Changes in fair value of financial instruments	12,036	(672)	-	-	-	11,364
IRPJ and CSLL on fair value	(4,060)	-	-	-	-	(4,060)
Actuarial gains of post-employment benefits of subsidiaries	-	-	49,550	-	-	49,550
IRPJ and CSLL on actuarial gains	-	-	(14,002)	-	-	(14,002)
Balance as of December 31, 2021	(601,301)	(403)	(17,803)	197,369	-	(422,138)
Changes in fair value of financial instruments	910,804	403	-	-	747	911,954
IRPJ and CSLL on fair value	(309,503)	-	-	-	-	(309,503)
Actuarial gains of post-employment benefits of subsidiaries	-	-	(610)	-	-	(610)
IRPJ and CSLL on actuarial gains	-	-	271	-	-	271
As of December 31, 2022	-	-	(18,142)	197,369	747	179,974
Changes in fair value of financial instruments	(11,375)	-	-	-	284	(11,091)
IRPJ and CSLL on fair value	3,691	-	-	-	-	3,691
Actuarial gains of own and subsidiaries’ post-employment benefits	-	-	(28,710)	-	-	(28,710)
IRPJ and CSLL on actuarial gains	-	-	10,244	-	-	10,244
As of December 31, 2023	(7,684)	-	(36,608)	197,369	1,031	154,108

f.2 Cumulative translation adjustments

The change in exchange rates on assets, liabilities, and income of foreign subsidiaries that have functional currency other than the presentation currency of the Company and an independent management and the exchange rate variation on notes in the foreign market, net of income taxes is directly recognized in the equity. This cumulative effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2023	2022	2021
Initial balance	-	304,645	231,596
Currency translation adjustment of foreign subsidiaries	-	(269,482)	97,113
Effect of foreign currency exchange rate variation on notes in the foreign market	-	80,057	(36,461)
IRPJ and CSLL on foreign currency exchange rate variation on notes in the foreign market	-	(27,219)	12,397
Reclassification to income due to sale of investment	-	(88,001)	-
Final balance	-	-	304,645

g. Capital reserve

The capital reserve reflects the gain or loss on the disposal of shares for concession of usufruct to executives of the Company's subsidiaries, when the plan is finalized, as mentioned in Note 8.c. Because of the association with Extrafarma in 2014, the Company recognized an increase in the capital reserve in the amount of R$ 498,812, due to the difference between the value attributed to share capital and the market value of the Ultrapar shares on the date of issuance, less R$ 2,260 related to the costs for the issuance of these shares. Additionally, on February 23, 2022, August 3, 2022, February 15, 2023 and August 9, 2023, there was an increase in the reserve in the amounts of R$ 651, R$ 291, R$ 411 and R$ 149, respectively, due to the partial exercise of the subscription warrants – indemnification (see Note 19).

h. Allocation of income for the year

The shareholders of the Company are entitled under the Bylaws to a minimum annual dividend of 25% of adjusted net income, after allocation of 5% to the legal reserve, calculated in accordance with Brazilian Corporate Law. The dividends and interest on capital in excess of the obligation established in the Bylaws are recognized in equity until the shareholders approve them. The proposed dividends payable that refers to the year 2022, the amount of which as of December 31, 2022 totaled R$ 109,515 (R$ 0.10 - ten cents of Brazilian Real per share), were approved by the Board of Directors on February 15, 2023 and were paid from March 3, 2023 onwards. On August 9, 2023, the distribution of interim dividends, attributed to the mandatory minimum dividend, of R$ 273,798 (R$ 0.25 - twenty-five cents of Brazilian Real per share) was approved, and the payment was made from August 25, 2023 onwards. The proposed dividends payable for the year 2023, the amount of which as of December 31, 2023 totaled R$ 439,684 (R$ 0.40 - forty cents of Brazilian Real per share) were approved by the Board of Directors on February 28, 2024 and was paid on March 15, 2024.

The management's proposal for the allocation of net income for 2023 and for distribution of dividends is as follows:

Allocation of net income	12/31/2023	12/31/2022	12/31/2021
Net income for the year attributable to shareholders of Ultrapar	2,439,795	1,800,839	850,463
Legal reserve (5% of the net income)	(121,990)	(90,042)	(42,523)
Adjusted net income (basis for dividends)	2,317,805	1,710,797	807,940

Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022, and 50% of the adjusted net income in 2021)	579,451	427,699	403,970
Total distribution	579,451	427,699	403,970
Interim dividends already distributed (R$ 0.25 per share in 2023 and R$ 0.20 per share in 2021)	(273,798)	-	(218,074)
Interest on capital, net of income tax, already paid (R$ 0.35 per share in 2022) (*)	-	(396,314)	-
Additional dividends to the minimum mandatory dividends	134,031	78,130	-
Balance of proposed dividends payable (R$ 0.40 per share in 2023, and R$ 0.10 per share in 2022, and R$ 0.17 per share in 2021)	439,684	109,515	185,896

Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022, and 50% of the adjusted net income in 2021)	579,451	427,699	185,896
Balance of proposed dividends	134,031	78,130	185,896

Allocation of net income
Legal reserve (5% of the net income)	121,990	90,042	42,523
Statutory reserve	1,604,323	1,204,968	403,970
Interim dividends	273,798	-	-
Interest on capital, net of income tax, already paid (R$ 0.35 per share) (*)	-	396,314	-
Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022 (-) interim dividends, 50% of the adjusted net income in 2021)	305,653	31,385	403,970
Additional dividends to the minimum mandatory dividends	134,031	78,130	-
Total distribution of net income for the year attributable to shareholders of Ultrapar	2,439,795	1,800,839	850,463

(*) The gross amount of interest on capital was R$ 450,004

Changes in dividends payable are as follows:

Balance as of December 31, 2020	442,133
Provisions	478,366
Prescribed dividends	(11,816)
Payments	(705,753)
Reclassification to liabilities of subsidiaries held for sale	(70)
Balance as of December 31, 2021	202,860
Provisions	429,964
Prescribed dividends	(2,948)
Payments	(581,351)
Balance as of December 31, 2022	48,525
Provisions	688,189
Prescribed dividends	(2,048)
Payments	(400,025)
Balance as of December 31, 2023	334,641